SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
SHAREHOLDERS' EQUITY	EQUITYAs described in Note 7, on July 22, 2021, upon closing of the Merger, REE Automotive Ltd had 47,261,181 outstanding Class A ordinary shares with no par value and had 141,461,817 outstanding Preferred Shares. On July 22, 2021 REE Automotive Ltd consummated the Merger and PIPE Financing which led to an increase in additional paid in capital of $258,159, net of transaction costs. On the same day, the Company’s board of directors approved a 1:26.7017 stock split and a change in par value from NIS 0.01 to no par value. As a result, all Ordinary shares, Preferred Shares, options for Ordinary Shares, warrants to Preferred Shares, exercise price and net loss per share amounts were adjusted retroactively for
NOTE 9. SHAREHOLDERS’ EQUITY (cont.)

all periods presented in these consolidated financial statements as if the stock split and change in par value had been in effect as of the date of these consolidated financial statements.

Composition of share capital:

	December 31, 2021
	Authorized	Issued and outstanding
	Number of shares
Class A Ordinary shares, no par value (1)	1,000,000,000	234,262,636
Class B Ordinary shares, no par value (2)	83,417,110	83,417,110
	1,083,417,110	317,679,746

Historical Composition of share capital:

	December 31, 2020
	Authorized	Issued and outstanding
	Number of shares
Ordinary shares of NIS 0.01 par value each (3)	372,124,239	45,271,559
Preferred A shares of NIS 0.01 par value each (3)	37,431,121	23,770,526
Preferred A-1 shares of NIS 0.01 par value each (3)	7,746,902	7,746,902
Preferred B shares of NIS 0.01 par value each (3)	71,499,221	54,440,294
Preferred B-1 shares of NIS 0.01 par value each (3)	6,168,459	5,858,106
Preferred C shares of NIS 0.01 par value each (3)	42,801,681	21,581,947
Preferred D shares of NIS 0.01 par value each (3)	21,895,369	16,523,474
Preferred D-1 shares of NIS 0.01 par value each (3)	1,068,067	878,191
	560,735,059	176,070,999

(1) Each Class A Ordinary Share has the right to exercise one vote, to participate pro rata in all the dividends declared by the Board of Director’s of the Company and the rights in the event of the Company’s winding up are to participate pro-rata in the total assets of the Company.

(2) Class B Ordinary Shares, which are held by the founders, are entitled to cast ten votes per each Class B Ordinary Share held as of the applicable record date. Specific actions set forth in REE’s Amended and Restated Articles may not be effected by REE without the prior affirmative vote of 100% of the outstanding REE Class B Ordinary Shares, voting as a separate class. Each Class B Ordinary Shares will be automatically suspended upon the tenth anniversary of the closing of the Merger. There are no economic or participating rights to this class of shares.

(3) Prior period results have been retroactively adjusted to reflect the 1:26.7017 stock split and the changes in par value from 0.01 NIS to no par value effected on July 22, 2021. See also Note 7, Merger with 10X Capital, for details.
NOTE 9. SHAREHOLDERS’ EQUITY (cont.)

Equity transactions

In April 2021, the Company entered into a strategic collaboration agreement with a strategic partner regarding the ability to work with the Company to develop new markets and new business models for REE’s corner module technology and design (the “Strategic Partner”). In June 2021 and August 2021 the Company issued to the Strategic Partner 1,989,622 and 370,479 ordinary shares, respectively, and had agreed to issue additional ordinary shares to be issued to the Strategic Partner upon the achievement of certain revenue and production milestones, which will require the Company to obtain definitive purchase orders from third-party customers. As a result, the Company recorded share-based compensation expenses in the amount of $18,802 in selling, general and administrative expenses.

On August 16, 2021, the Board of Directors approved the issuance of 250,000 shares issued to an affiliate of Cowen and Company, LLC (“Cowen”) in consideration for advisory services provided by Cowen in connection with the Merger Agreement.

In 2021, certain investors exercised their Preferred B warrants at a price of $0.27 per share. Such investors paid a total of $2,907 in exchange for 10,662,377 Preferred B shares of no par value of the Company. These per share values and share amounts reflect the stock split which was effective July 22, 2021.

During December 2020, certain investors exercised their Preferred B warrants at a price of $0.27 per share. Such investors paid a total of $7,085 in exchange for 25,990,711 Preferred B shares of the Company.
During January and February 2020, investment agreements were signed (the “Agreements”) with a new investor and an existing investor (the “Investors”). Pursuant to the Agreements, the Investors invested a total amount of $25,825 in exchange for 9,638,101 Preferred D shares of no par value of the Company, at a price per share of $2.68.